GOING CONCERN (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		51 Months Ended	57 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
GOING CONCERN [Abstract]
Net Loss	$ (2,353,888)	$ (2,843,965)	$ (6,247,402)	$ (6,198,976)	$ (12,270,871)	$ (9,574,016)	$ (29,821,550)	$ (36,068,952)